Accounts receivable - Summary of Accounts Receivables (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Current	[1]	$ 97,119	$ 24,022
Non-current	[2]	10,996	21,993
Accounts receivable		$ 108,115	$ 46,015

[1]	An amount of US$ 33.5 million reflected under current balances is related to performance fees receivable determined in accordance with the investment funds offering documents, based on the expected value for which it is highly probable that a significant reversal will not subsequently occur. In addition, management fees of US$ 13 million from current year and US$ 22 million from prior years are related to management fees from PBPE Fund IV (Ontario), L.P. (“PBPE Fund IV”), which are due by December 31, 2022 noting that the receipt date was renegotiated based on the estimated date of realization of PBPE Fund IV’s investments
[2]	The non-current balance is equal to management fees receivable of US$ 11 million from PBPE Fund IV in a single installment on December 31, 2023. No interest is charged and the impact of the adjustment to amortized cost using the effective interest rate method at the date of initial recognition is not material.